Property and Equipment, net - Property and Equipment, net (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, net
Property and equipment, net	$ 76	$ 84	$ 116
Cara Therapeutics, Inc.
Property and Equipment, net
Property and equipment, gross			4,989
Less accumulated depreciation and amortization			(1,667)
Property and equipment, net			3,322
Cara Therapeutics, Inc. | Computer and office equipment
Property and Equipment, net
Property and equipment, gross			239
Cara Therapeutics, Inc. | Furniture and fixtures
Property and Equipment, net
Property and equipment, gross			596
Cara Therapeutics, Inc. | Leasehold improvements
Property and Equipment, net
Property and equipment, gross			$ 4,154